Asset Transactions - Corporate (Details) - Wind and solar assets $ in Millions	3 Months Ended
Mar. 31, 2023 CAD ($)
Asset Transactions
Gross proceeds from sale of assets before closing adjustments and other closing costs	$ 730
Gain on sale of assets, after tax	260
Gain on sale of assets, before tax	$ 302